Description of Organization and Business Operations (Details) - USD ($)		12 Months Ended
	Jan. 28, 2021	Dec. 31, 2021	Sep. 08, 2020
Description of Organization and Business Operations (Details) [Line Items]
Share price per unit (in Dollars per share)		$ 10
Transaction costs		$ 13,114,249
Underwriting fees		4,000,000
Deferred underwriting fees		8,650,000
Other offering costs		$ 464,249
Assets held in the trust account, percentage		80.00%
Ownership percentage		50.00%
Trust account per share (in Dollars per share)		$ 10
Net tangible assets		$ 5,000,001
Aggregate percentage		15.00%
Redemption of public shares, percentage		100.00%
Outstanding public shares, percentage		100.00%
Dissolution expenses		$ 100,000
Aggregate value		$ 280,000,000
Outstanding voting securities, percentage		50.00%
Cash		$ 91,407
Working capital deficit		14,349
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Net tangible assets		$ 5,000,001
Ordinary shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share price (in Dollars per share)		$ 15
Additional ordinary shares (in Shares)		3,500,000
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Issuance of shares (in Shares)	23,000,000
Share price per unit (in Dollars per share)	$ 10	$ 10
Gross proceeds	$ 230,000,000
Net proceeds amount	$ 230,000,000
Share price (in Dollars per share)	$ 10
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Issuance of shares (in Shares)	3,000,000
Additional ordinary shares (in Shares)			750,000
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Issuance of shares (in Shares)		24,300,000
Share price per unit (in Dollars per share)		$ 10
Gross proceeds		$ 6,000,000
Sale of warrants (in Shares)		6,000,000
Warrant price per share (in Dollars per share)		$ 1
Subscription Arrangement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Issuance of shares (in Shares)		2,430,000
Share price per unit (in Dollars per share)		$ 0.0001